Commitments (Details) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Commitments Disclosure [Abstract]
Operating Leases, Rent Expense	$ 2,800,000,000	$ 2,600,000,000	$ 2,400,000,000
Operating Leases, Future Minimum Payments Due - 2015	1,734,000,000
Capital Leases, Future Minimum Payments Due - 2015	586,000,000
Operating Leases, Future Minimum Payments Due - 2016	1,632,000,000
Capital Leases, Future Minimum Payments Due - 2016	558,000,000
Operating Leases, Future Minimum Payments Due - 2017	1,462,000,000
Capital Leases, Future Minimum Payments Due - 2017	519,000,000
Operating Leases, Future Minimum Payments Due - 2018	1,314,000,000
Capital Leases, Future Minimum Payments Due - 2018	479,000,000
Operating Leases, Future Minimum Payments Due - 2019	1,192,000,000
Capital Leases, Future Minimum Payments Due - 2019	438,000,000
Operating Leases, Future Minimum Payments, Due Thereafter	9,836,000,000
Capital Leases, Future Minimum Payments Due Thereafter	3,711,000,000
Operating Leases, Total Minimum Rentals	17,170,000,000
Capital Leases, Total Minimum Rentals	6,291,000,000
Estimated Executory Costs	60,000,000
Net Minimum Lease Payments	6,231,000,000
Imputed Interest	3,134,000,000
Capital Lease Obligations	3,097,000,000
Number of Future Lease Commitments	317
Potential Payment Increase for Future Lease Commitments	49,000,000
Potential Aggregate Termination Payment	$ 74,000,000